Pax World Funds Series Trust I

PAX WORLD GLOBAL ENVIRONMENTAL MARKETS FUND

Supplement Dated September 18, 2013

to the

Prospectus

Dated May 1, 2013

Effective September 18, 2013, the Prospectus and Statement of Additional Information are amended, as follows:

Prospectus

1)             The first paragraph on page 47 is deleted and replaced with the following:

The Global Environmental Markets Fund’s investment objective is to seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture and forestry.

2)             The first sentence of the second full paragraph on page 49 is deleted and replaced with the following:

The Global Environmental Markets Fund invests in environmental markets—companies whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture and forestry.

3)             The last sentence of the second paragraph on page 67 is deleted and replace with the following:

The Global Environmental Markets Fund invests in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture and forestry.

4)             The second sentence of the last paragraph on page 68 is deleted and replaced with the following:

In this regard, the Fund invests in companies whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture and forestry.

5)             The last full paragraph on page 73 is deleted and replace with the following:

The Global Environmental Markets Fund, in addition to applying Pax World’s customary sustainability or ESG criteria, has a particular focus on environmental markets—investing in companies whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture and forestry.

Statement of Additional Information

1)             The first sentence of the sixth paragraph under the heading “Investment Philosophy” on page 4 is deleted and replaced with the following:

The Global Environmental Markets Fund, in addition to applying Pax World’s customary sustainability or ESG criteria, has a particular focus on environmental markets—investing in companies whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture and forestry.